Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring and Non-Recurring Basis

The Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis and any associated losses for the years ended December 31, 2013 and 2012 are summarized below (in thousands):

	Fair value measurements						Assets/ liabilities at fair value		Total losses
	Level 1		Level 2		Level 3
December 31, 2013:
Recurring:
Assets:
Available-for-sale debt securities:
Corporate bonds	$	−		$20,615	$	−		$20,615	$	−
Debt securities issued by U.S. government agencies		−		19,527		−		19,527		−
U.S. Treasury notes		7,638		−		−		7,638		−
		7,638		40,142		−		47,780		−
Available-for-sale equity securities		9,420		−		−		9,420		−
Money market funds		12,080		−		−		12,080		−
Certificates of deposit		−		3,950		−		3,950		−
Total available-for-sale investments		29,138		44,092		−		73,230		−
Deposits held in money market funds		643		4,238		−		4,881		−
		$29,781		$48,330	$	−		$78,111	$	−
Liabilities:
Interest rate swaps	$	−		$(1,437)	$	−		$(1,437)	$	−
Non-recurring:
Assets:
Hospitals available for sale	$	−	$	−		$3,358		$3,358		$(9,964)
Property and equipment		−		−		2,888		2,888		(11,743)
Goodwill – home health		−		−		112,378		112,378		(76,082)
	$	−	$	−		$118,624		$118,624		$(97,789)
Liabilities	$	−	$	−	$	−	$	−	$	−
December 31, 2012:
Recurring:
Assets:
Available-for-sale debt securities:
Corporate bonds	$	−		$21,454	$	−		$21,454	$	−
Debt securities issued by U.S. government agencies		−		16,713		−		16,713		−
U.S. Treasury notes		6,134		−		−		6,134		−
		6,134		38,167		−		44,301		−
Available-for-sale equity securities		13,025		−		−		13,025		−
Money market funds		7,438		−		−		7,438		−
Certificates of deposit		−		5,104		−		5,104		−
Total available-for-sale investments		26,597		43,271		−		69,868		−
Deposits held in money market funds		347		3,978		−		4,325		−
		$26,944		$47,249	$	−		$74,193	$	−
Liabilities:
Interest rate swaps	$	−		$(2,649)	$	−		$(2,649)	$	−
Non-recurring:
Assets:
Hospital available for sale	$	−	$	−		$105		$105		$(569)
Property and equipment		−		−		286		286		(3,630)
Goodwill – skilled nursing rehabilitation services		−		−		−		−		(107,899)
Intangible assets – Medicare license		−		−		−		−		(2,530)
	$	−	$	−		$391		$391		$(114,628)
Liabilities	$	−	$	−	$	−	$	−	$	−

Carrying Amount and Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments. The carrying value is equal to fair value for financial instruments that are based upon quoted market prices or current market rates. The Company’s long-term debt is based upon Level 2 inputs.

	2013		2012
(In thousands)	Carrying value	Fair value	Carrying value	Fair value
Cash and cash equivalents	$35,972	$35,972	$50,007	$50,007
Cash–restricted	3,713	3,713	5,197	5,197
Insurance subsidiary investments	245,389	245,389	202,592	202,592
Tax refund escrow investments	205	205	207	207
Long-term debt, including amounts due within one year (excluding capital lease obligations totaling $0.6 million at December 31, 2012)	1,587,608	1,630,192	1,657,039	1,630,649